SCHEDULE II	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II
SCHEDULE I – CONSOLIDATED ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLE

(In thousands)	2013	2012	2011
Balance at beginning of period	$19,028	$6,405	$9,497
Additions:
Charged to costs and expenses	4,966	14,041	2,877
	4,966	14,041	2,877
Deductions:
Write-offs and recoveries	4,580	1,736	5,102
Foreign exchange and other, net	(188)	(318)	867
	4,392	1,418	5,969
Balance at end of period	$19,602	$19,028	$6,405

SCHEDULE I – CONSOLIDATED CHANGE IN TAX VALUATION ALLOWANCE

(In thousands)	2013	2012	2011
Balance at beginning of period	$246,425	$104,276	$202,943
Additions:
U.S. net deferred tax assets	47,326	41,052	—
Valuation allowance	—	88,554	—
Foreign net deferred tax assets	16,956	14,937	1,031
Prior year U.S. NOL adjustments	—	387	773
	64,282	144,930	1,804
Deductions:
U.S. net deferred tax assets	—	—	5,368
Valuation allowance release	1,258	—	86,980
Foreign net deferred tax assets	—	—	—
Prior year foreign NOL adjustments	5,438	2,781	8,123
Prior year U.S. NOL adjustments	5,306	—	—
	12,002	2,781	100,471
Balance at end of period	$298,705	$246,425	$104,276